Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

Note 9:   Income Taxes

The provision for income taxes includes these components:

	2022	2021

	(In thousands)
Taxes currently payable	$537	$1,118
Deferred income taxes	342	112
Income tax expense	$879	$1,230

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2022	2021

	(In thousands)
Computed at the statutory rate (21%)	$2,003	$2,243
(Decrease) increase resulting from
Tax exempt interest	(935)	(822)
Earnings on bank-owned life insurance - net	(149)	(168)
Low income housing credit	(49)	(52)
Other	9	29
Actual tax expense	$879	$1,230

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2022	2021

	(In thousands)
Deferred tax assets
Allowance for loan losses	$431	$771
Stock based compensation	310	253
Deferred compensation, and other accruals	507	472
Employee benefit expense	—	—
Non-accrual loan interest	1	33
Unrealized loss on securities available for sale	2,307	—
Other	10	7
Total deferred tax assets	3,566	1,536

Deferred tax liabilities
Depreciation	(414)	(407)
Deferred loan costs, net	(11)	(34)
FHLB stock dividends	(182)	(304)
Unrealized gains on securities available for sale	—	(2,298)
Prepaid expenses	(68)	(49)
Intangibles	(78)	(97)
Employee benefit expense	(390)	(28)

Total deferred tax liabilities	(1,143)	(3,217)
Net deferred tax asset (liability)	$2,423	$(1,681)